                                                                     Rule 497(d)
              Supplement Dated December 17, 1998 to Prospectuses
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NUVEEN UNIT TRUSTS, SERIES 8                      NUVEEN UNIT TRUSTS, SERIES 10
  Nuveen-Standard & Poor's                           Nuveen-Standard & Poor's
  Quality Equity Portfolio,                         Quality Equity Portfolio,
   Series 5, January 1998                            Series 6, February 1998

NUVEEN UNIT TRUSTS, SERIES 11                     NUVEEN UNIT TRUSTS, SERIES 14
  Nuveen-Standard & Poor's                           Nuveen-Standard & Poor's
  Quality Equity Portfolio,                         Quality Equity Portfolio,
    Series 7, April 1998                                Series 8, May 1998

NUVEEN UNIT TRUSTS, SERIES 15                     NUVEEN UNIT TRUSTS, SERIES 19
  Nuveen-Standard & Poor's                           Nuveen-Standard & Poor's
  Quality Equity Portfolio,                         Quality Equity Portfolio,
     Series 9, July 1998                            Series 10, September 1998

                         NUVEEN UNIT TRUSTS, SERIES 22
  Nuveen-Standard & Poor's Quality Equity Portfolio, Series 11, October 1998
                       (collectively, the "Portfolios")
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     Notwithstanding anything to the contrary in the Prospectuses of the
Portfolios, in order to extend the period during which Unitholders may elect to roll their Units into a subsequent series of the Portfolios, the Interim Special Redemption and Liquidation Periods for the respective Portfolios will be extended to include the applicable period set forth below. In addition, Unitholders who roll their Units into a new series of the Nuveen Unit Trusts prior to the end of the applicable Revised Interim Special Redemption and Liquidation Period or Unitholders who sell or redeem their Units at or before the applicable Revised Second Year Commencement Date provided below will not be assessed the deferred sales charge of $0.175 per Unit for the Second Year Deferred Period for the applicable Portfolio.

                                                       Revised Interim Special
                                                            Redemption and           Revised Second Year
                     Portfolio                            Liquidation Period          Commencement Date
----------------------------------------------------------------------------------------------------------
Nuveen-Standard & Poor's Quality Equity Portfolio,     February 1, 1999 through         March 17, 1999
  Series 5, January 1998                                    March 15, 1999

Nuveen-Standard & Poor's Quality Equity Portfolio,       March 1, 1999 through          April 19, 1999
  Series 6, February 1998                                   April 15, 1999

Nuveen-Standard & Poor's Quality Equity Portfolio,        May 1, 1999 through            June 17, 1999
  Series 7, April 1998                                       June 15, 1999

Nuveen-Standard & Poor's Quality Equity Portfolio,       July 1, 1999 through           August 18, 1999
  Series 8, May 1998                                        August 16, 1999

Nuveen-Standard & Poor's Quality Equity Portfolio,      August 2, 1999 through         September 17, 1999
  Series 9, July 1998                                      September 15, 1999

Nuveen-Standard & Poor's Quality Equity Portfolio,      October 1, 1999 through        November 17, 1999
  Series 10, September 1998                                November 15, 1999

Nuveen-Standard & Poor's Quality Equity Portfolio,     November 1, 1999 through        December 17, 1999
  Series 11, October 1998                                  December 15, 1999